Allowance for doubtful accounts and credit losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Trade accounts and notes receivable, allowance for doubtful accounts, non-current	¥ 74,003	¥ 72,665